Consolidated statements of comprehensive loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Consolidated statements of comprehensive loss
Net loss	$ (128,617)	$ (83,274)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	2,366	563
Comprehensive loss	$ (126,251)	$ (82,711)